OTHER PROVISIONS - Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Provisions [Line Items]
Current liabilities	$ 15,072	$ 14,573
Non-current liabilities	926,736	927,964
Total Liabilities	$ 941,808	$ 942,537	$ 740,453	$ 612,133
Probability of loss percentage	50.00%	50.00%
Tax contingencies
Other Provisions [Line Items]
Current liabilities	$ 7,003	$ 8,733
Non-current liabilities	614,882	617,692
Total Liabilities	621,885	626,425
Civil contingencies
Other Provisions [Line Items]
Current liabilities	7,702	5,490
Non-current liabilities	142,305	119,483
Total Liabilities	150,007	124,973
Labor contingencies
Other Provisions [Line Items]
Current liabilities	367	350
Non-current liabilities	155,501	175,212
Total Liabilities	155,868	175,562
Other
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	11,571	13,180
Total Liabilities	11,571	13,180
Commission investigation
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	2,477	2,397
Total Liabilities	$ 2,477	$ 2,397